Organization and Principal Activities - Additional Information (Details) - CNY (¥)			12 Months Ended
	Oct. 13, 2017	Aug. 15, 2017	Dec. 31, 2018	Dec. 31, 2017
Exclusive Technology Support and Consulting Services Agreement Between Jifen VIE and Quyun WFOE
Variable Interest Entity [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
Service fee paid and payable			¥ 0	¥ 0
Exclusive Option Agreement Among Jifen VIE, Quyun WFOE and Each of Jifen VIE shareholders
Variable Interest Entity [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
Voting Rights Proxy Agreement Among Jifen VIE, Quyun WFOE and Each of Jifen VIE Shareholders
Variable Interest Entity [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
Agreement automatic renewal term	1 year
Loan Agreement Between Quyun WFOE and Jifen VIE
Variable Interest Entity [Line Items]
Maturity period of loan			10 years
InfoUniversal
Variable Interest Entity [Line Items]
Ownership percentage		100.00%	100.00%
InfoUniversal | Quyun WFOE
Variable Interest Entity [Line Items]
Ownership percentage	100.00%